Cover - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	TMDI
Entity Registrant Name	TITAN MEDICAL INC
Entity Central Index Key	0000840551
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Shell Company	false
Entity Address Country	CA
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding		39,907,681
Title of 12(b) Security	Common Shares, no par value
Security Exchange Name	NASDAQ